Convertible notes	12 Months Ended
Dec. 31, 2015
Convertible Notes [Abstract]
Convertible notes
Note 12 – Convertible notes

The Company entered into a series of Securities Purchase Agreements (the "Agreements") with certain investors between June and September, 2015. Pursuant to the Agreements, the Company issued certain convertible notes (the “Notes”) to the investors in a total principal amount of $1,149. A summary of the major terms of the Agreements are presented as follows:

Investor	Principal amount	Issue date	Maturity date		Interest rate	Conversion discount rate (b)
LG Capital Funding, LLC	$231	6/10/2015	6/10/2016		8%	35%
JSJ Investments INC	150	6/3/2015	12/3/2015	(a)	12%	43%
Crown Bridge Partner, LLC	46	9/11/2015	8/25/2016		5%	42%
Service Trading Company, LLC	105	6/11/2015	6/11/2016		8%	35%
Adar Bays, LLC	158	6/11/2015	6/11/2016		8%	35%
Vis Vires Group, INC	159	6/10/2015	3/15/2016		8%	39%
Black Forest Capital, LLC	300	7/17/2015	7/17/2016		12%	42%
	$1,149

(a)	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.
(b)
The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.

The conversion feature is dual indexed to the Company’s stock, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. In addition, all issuance costs of $106 associated with the Notes offering have been expensed as incurred in the year ended December 31, 2015.

Fair value of the Notes of $2,169 as of December 31, 2015 is determined using the binomial model, one of the option pricing methods. The valuation involves complex and subjective judgment and the Company’s best estimates of the probability of occurrence of future events, such as fundamental changes, on the valuation date. Under the binomial valuation model, the Group uses a weighted risk-free and risk interest rate (the combination of the risk free rate plus the credit spread for the underlying Notes) weighted by the probability of conversion as internally solved out by binomial model in discounting its cash flows. The main inputs to this model include the underlying share price, the expected share volatility, the expected dividend yield, the risk free and risk interest rate.

During 2015, the note holders converted Notes with a total principal amount of $35 into 51,511 ordinary shares of the Company.

Up to the approval date of these financial statements, the note holders have fully converted Notes with a total principal amount of $1,149 into 1,394,936 ordinary shares of the Company.